INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME AND MINING TAXES
Schedule of components of income and mining tax expense

	Year Ended December 31,
	2020	2019
Current income and mining taxes	$180,202	$112,981
Deferred income and mining taxes:
Origination and reversal of temporary differences	75,756	152,595
Total income and mining taxes expense	$255,958	$265,576

Schedule of effective income and mining tax reconciliation

	Year Ended December 31,
	2020	2019
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense at statutory income tax rate	$199,568	$192,073
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	94,511	92,200
Impact of foreign tax rates	(7,471)	(14,915)
Permanent differences	(19,197)	(2,450)
Impact of foreign exchange on deferred income tax balances	(11,453)	(1,332)
Total income and mining taxes expense	$255,958	$265,576

Schedule and continuity of components of deferred income and mining tax liabilities

	As at	As at
	December 31, 2020	December 31, 2019
Mining properties	$1,390,600	$1,293,863
Net operating and capital loss carry forwards	(100,026)	(167,139)
Mining taxes	(90,706)	(71,507)
Reclamation provisions and other liabilities	(163,807)	(107,075)
Total deferred income and mining tax liabilities	$1,036,061	$948,142

	As at	As at
	December 31, 2020	December 31, 2019
Deferred income and mining tax liabilities - beginning of year	$948,142	$796,708
Income and mining tax impact recognized in net income	76,197	152,006
Income tax impact recognized in other comprehensive income and equity	11,722	(572)
Deferred income and mining tax liabilities - end of year	$1,036,061	$948,142

Schedule of deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized

	As at	As at
	December 31, 2020	December 31, 2019
Net capital loss carry forwards	$—	$56,003
Other deductible temporary differences	214,520	296,425
Unrecognized deductible temporary differences and unused tax losses	$214,520	$352,428